NATURE AND CONTINUATION OF OPERATIONS (Narrative) (Details) - CAD ($)	Jul. 31, 2026	Jul. 31, 2025
Nature and continuation of operations [Abstract]
Working capital	$ 11,938,776	$ 4,880,247